UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05681

ND Tax-Free Fund, Inc.
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58701
(Address of principal executive offices) (Zip code)

Brenda Sem, 1 Main Street North, Minot, North Dakota 58701
(Name and address of agent for service)

Registrant’s telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March, 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

ND TAX-FREE FUND, INC.
Schedule of Investments March 31, 2005 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value
NORTH DAKOTA MUNICIPAL BONDS (94.0%)

Bismarck, ND Lodging & Restaurant Tax Rev	A-3/NR	2.500	12/01/06	$170,000	$169,536
Burleigh Cty., ND (St. Vincent Nursing Home) Facs. Rev.	NR/NR	7.000	06/01/19	500,000	502,500
Burleigh Cty., ND (Med Center One) Healthcare Rev. MBIA	Aaa/AAA	5.250	05/01/13	500,000	529,470
Burleigh Cty., ND (Univ. of Mary) Facs. Rev.	NR/NR	5.750	12/01/11	1,000,000	1,030,280
Burleigh Cty., ND (Univ. of Mary) Facs. Rev.	NR/NR	5.875	12/01/15	750,000	754,335
Burleigh Cty., ND (Univ. of Mary) Facs. Rev.	NR/NR	5.625	12/01/15	500,000	504,535
Dickinson, ND (St. Luke's Home) Rev.	NR/NR	7.250	05/01/22	500,000	492,500
Fargo, ND Health Sys. (MeritCare) AMBAC	Aaa/AAA	5.125	06/01/27	1,000,000	1,025,390
Fargo, ND Ref. & Impvt. G.O. MBIA	Aaa/AAA	5.000	05/01/28	500,000	510,505
Fargo ND Ref Impt GO MBIA	Aaa/AAA	4.000	05/01/14	500,000	508,110
Fargo, ND Parking Rev. Series 2001-A	NR/NR	6.625	11/01/21	100,000	103,000
Fargo, ND School District Bldg. Auth. Lease Rev.	A-1/NR	5.750	05/01/18	500,000	521,545
Grand Forks, ND Ref. & Impvt. G.O. AMBAC	Aaa/NR	5.000	12/01/24	100,000	103,510
Grand Forks, ND Health Care Rev. (Altru Health) MBIA	Aaa/AAA	5.400	08/15/12	1,000,000	1,068,820
Grand Forks, ND (Aurora Project) Sales Tax Rev. MBIA	Aaa/AAA	5.625	12/15/29	1,000,000	1,059,830
*Mercer Cty., ND (MT-Dak. Util.) Rev. FGIC	Aaa/AAA	6.650	06/01/22	3,000,000	3,007,500
Mercer Cty., ND (NW Public Svc.) Rev. Ref. MBIA	Aaa/AAA	5.850	06/01/23	630,000	621,608
City of Minot (Highway Bonds) G.O. MBIA	Aaa/AAA	5.000	10/01/23	555,000	579,442
Morton Cty., ND (MT-Dak. Util.) Rev. FGIC	Aaa/AAA	6.650	06/01/22	350,000	350,875
ND (HFA) Hsg. Finance Program	Aa/NR	6.300	07/01/16	130,000	135,162
#ND Municipal Bond Bank Revolving Fund Program	Aaa/NR	6.250	10/01/14	1,095,000	1,098,099
ND Muni Bond Bank State Revolving Fund	Aaa/NR	4.750	10/01/21	275,000	283,594
*ND Blding. Auth. Lease Rev. MBIA	Aaa/AAA	5.000	12/01/22	1,220,000	1,266,970
#ND State Board of Hgr. Educ. (ND St. Univ. Hsg.)	A-1/NR	5.600	04/01/29	1,035,000	1,092,846
ND State Board of Hgr. Educ. (ND St. Univ.) AMBAC	Aaa/AAA	5.100	04/01/32	500,000	510,350
#ND Brd Higher Ed. (Univ ND Hsg) Rev FGIC	Aaa/AAA	5.000	04/01/32	1,000,000	1,022,440
ND Student Loan Rev. AMBAC	Aaa/AAA	6.300	07/01/12	100,000	101,304
ND Student Loan Rev. AMBAC	Aaa/AAA	6.350	07/01/13	250,000	254,900
ND Student Loan Rev. AMBAC	Aaa/AAA	6.400	07/01/14	400,000	405,304
#ND State Water Commission Devl. Rev. AMBAC	Aaa/AAA	5.750	07/01/27	1,250,000	1,310,375
Oliver Cty., ND (Square Butte Elec. Coop) Pollution Control Rev. AMBAC	Aaa/AAA	5.300	01/01/27	1,095,000	1,148,480
Puerto Rico Commonwealth Public Impt.	Aaa/AAA	5.750	07/01/26	100,000	112,372
*Ward Cnty Health Care (Trinity Medical Center)	NR/BBB+	6.250	07/01/26	2,000,000	2,083,420
West Fargo, ND Refunding & Improvement MBIA	Aaa/NR	5.000	05/01/18	250,000	256,145

TOTAL NORTH DAKOTA MUNICIPAL BONDS (COST: $24,274,188)					$24,525,052

SHORT-TERM SECURITIES (4.6%)				Shares
Wells Fargo National Tax-Free Money Market				910,000	$910,000
Goldman Sachs Financial Square Tax-Free Money Market				293,595	293,595
TOTAL SHORT-TERM SECURITIES (COST: $1,203,595)					$1,203,595

TOTAL INVESTMENTS IN SECURITIES (COST: $25,477,783)					$25,728,647
OTHER ASSETS MINUS LIABILITIES					364,310

NET ASSETS					$26,092,957

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#Indicates bonds are segregated by the custodian to cover initial margin requirements.
Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Item 2. Controls and Procedures

(a)   The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the “Report”).  The registrant’s principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure.  Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)   There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)(1)                Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ND Tax Free-Fund, Inc.

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: May 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

ND Tax Free-Fund, Inc.

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: May 20, 2005

BY: /s/Brent Wheeler
BRENT WHEELER
TREASURER

Date: May 20, 2005